INCOME TAXES (Schedule of Statutory Income Tax Rates) (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
INCOME TAXES [Abstract]
Federal statutory income rate				$ 521,000
State income taxes, net of federal benefit				70,000
Permanent items				(1,000)
Change in valuation allowance				(590,000)
Total income tax benefit